Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE STATE TAX-FREE FUNDS, INC.
Entity Central Index Key	0000795384
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000005546
Shareholder Report [Line Items]
Fund Name	Maryland Tax-Free Money Fund
Class Name	Investor Class
Trading Symbol	TMDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Maryland Tax-Free Money Fund (the "fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Tax-Free Money Fund - Investor Class	$41	0.41%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.41%
AssetsNet	$ 104,595,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ (93,000)
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$104,595
Number of Portfolio Holdings	73

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Variable Rate Demand Notes	56.3%
Other Municipal Security	46.5
Non-Financial Company Commercial Paper	1.0
Short-Term and Other	-3.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Montgomery County, Trinity Health Credit Group	8.9%
Maryland Economic Dev., Howard Hughes Medical Institute	7.4
Montgomery County	4.8
Maryland HHEFA, Johns Hopkins Univ.	4.7
Maryland HHEFA, Johns Hopkins Health System	4.7
Maryland HHEFA, Univ. of Maryland Medical System	4.5
Howard County Housing Commission, Beech's Farm Apartments	4.5
Maryland Stadium Auth., Tender Option Bond Trust Receipts	4.5
Washington Metropolitan Area Transit Auth., Tender Option Bond Trust Receipts	4.5
Maryland CDA, Multi-Family, Park View, Cantonsville	4.3

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Maryland Tax-Free Money Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Maryland Municipal Money Fund. The fund’s May 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000193184
Shareholder Report [Line Items]
Fund Name	Maryland Tax-Free Money Fund
Class Name	I Class
Trading Symbol	TWNXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Maryland Tax-Free Money Fund (the "fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Tax-Free Money Fund - I Class	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
AssetsNet	$ 104,595,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ (93,000)
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$104,595
Number of Portfolio Holdings	73

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Variable Rate Demand Notes	56.3%
Other Municipal Security	46.5
Non-Financial Company Commercial Paper	1.0
Short-Term and Other	-3.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Montgomery County, Trinity Health Credit Group	8.9%
Maryland Economic Dev., Howard Hughes Medical Institute	7.4
Montgomery County	4.8
Maryland HHEFA, Johns Hopkins Univ.	4.7
Maryland HHEFA, Johns Hopkins Health System	4.7
Maryland HHEFA, Univ. of Maryland Medical System	4.5
Howard County Housing Commission, Beech's Farm Apartments	4.5
Maryland Stadium Auth., Tender Option Bond Trust Receipts	4.5
Washington Metropolitan Area Transit Auth., Tender Option Bond Trust Receipts	4.5
Maryland CDA, Multi-Family, Park View, Cantonsville	4.3

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Maryland Tax-Free Money Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Maryland Municipal Money Fund. The fund’s May 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless